NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth-Income Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund

Supplement dated August 14, 2025
to the Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT American Funds Global Growth Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Matt Hochstetler	Partner – Capital World Investors, a division of Capital Research	Since 2023
Piyada Phanaphat	Partner – Capital World Investors, a division of Capital Research	Since 2022
Barbara Burtin	Partner – Capital World Investors, a division of Capital Research	Since 2025
Jason B. Smith	Partner – Capital World Investors, a division of Capital Research	Since 2024

2.
The information under the heading “Portfolio Management of the Master Funds-Master Global Growth Fund Team Members” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Patrice Collette is a Partner of Capital World Investors. Mr. Collette has been employed in the investment management area of Capital Research or its affiliates for the past 25 years. Mr. Collette has been an equity portfolio manager for the Master Global Growth Fund for 10 years and previously served as an investment analyst on the Master Global Growth Fund for 14 years.

Matt Hochstetler is a Partner of Capital World Investors. Mr. Hochstetler has been employed in the investment management area of Capital Research or its affiliates for the past 11 years. Mr. Hochstetler has been an equity portfolio manager for the Master Global Growth Fund for 2 years.

Piyada Phanaphat is a Partner of Capital World Investors. Ms. Phanaphat has been employed in the investment management area of Capital Research or its affiliates for the past 18 years. Ms. Phanaphat has been an equity portfolio manager for the Master Global Growth Fund for 3 years.

Barbara Burtin is a Partner of Capital World Investors. Ms. Burtin has been employed in the investment management area of Capital Research or its affiliates for the past 17 years. Ms. Burtin has been an equity portfolio manager for the Master Global Growth Fund for less than one year.

Jason B. Smith is a Partner of Capital World Investors. Mr. Smith has been employed in the investment management area of Capital Research or its affiliates for the past 19 years. Mr. Smith has been an equity portfolio manager for the Master Global Growth Fund for 1 year and previously served as an investment analyst on the Master Global Growth Fund for 17 years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE